UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C. 20549



                             FORM 13F COVER PAGE



            REPORT FOR THE CALENDAR QUARTER ENDED JUNE 30, 2007



                          Check here if Amendment [X]

                        This Amendment No. 4 (check only one)

                             [ ] is a restatement

                         [X] adds new holdings entries



Institutional Investment Manager Filing this Report:



Name:	              Wynnefield Capital Management LLC

Address:              450 Seventh Avenue, Suite 509, New York, New York  10123

Form 13F File Number: 28-7006



===============================================================================


THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST 13, 2007 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST WAS NEITHER DENIED NOR GRANTED.

ON AUGUST 13, 2007, WYNNEFIELD CAPITAL MANAGEMENT LLC ("WYNNEFIELD") REQUESTED CONFIDENTIAL TREATMENT AND PROVIDED A FULL LIST OF ITS POSITIONS FROM THE QUARTER ENDED ON JUNE 30, 2007 TO THE SECURITIES AND EXCHANGE COMMISSION. ON JULY 30, 2008 AND JULY 28, 2009, WYNNEFIELD MADE DE NOVO REQUESTS FOR CONFIDENTIAL TREATMENT.

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists and tables, are considered integral parts of this form.





Person Signing this Report on Behalf of Reporting Manager:



Name:  Stephen J. Nelson

Title: Attorney-In-Fact for Joshua H. Landes, Managing Member

       of Wynnefield Capital Management LLC

Phone: (914) 220-1910 for Stephen J. Nelson

       or (212) 760-0814 for Joshua H. Landes





Signature, Place, and Date of Signing:



Wynnefield Capital Management LLC

  By: Mr. Joshua H. Landes, Managing Member

      By: /s/ Stephen J. Nelson

	  Stephen J. Nelson

	  White Plains, New York

	  August 13, 2009



Report Type (Check only one):



[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 	13F NOTICE. (Check here if no holdings reported are in this report,

	and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the holdings for

	this reporting manager are reported in this report and a portion are

	reported by other reporting manager(s).)







                           FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Managers: 0

Form 13F Information Table Entry Total: 15

Form 13F Information Table Value Total: 45,291,000



List of Other Included Managers:



No.	Name					Form 13F File Number





-------------------------------------------------------------------------------------------------------------------------------

                       FORM 13F INFORMATION TABLE

-----------------------  --------  ----------  --------  ---------  ----  ----  -------   -----------    ----------------------
                         TITLE OF               VALUE    SHARES OR  SH/   PUT/  INVSTMT     OTHER          VOTING AUTHORITY

    NAME OF ISSUER        CLASS       CUSIP    (x1000)    PRN AMT   PRN   CALL  DSCRTN     MANAGERS       SOLE    SHARED  NONE
-----------------------  --------  ----------  --------  ---------  ----  ----  -------   -----------    ------  ------  ------
COMMERCIAL VHCL. GRP.    COM       202608105   5336      286717     SH          OTHER                             286717
ENCORIUM GROUP INC.	 COM       29257R109   437       149165     SH          OTHER                             149165
FIRST AVIATION SVC. INC. COM       31865W108   5413      2122634    SH          OTHER                             2122634
G-III APPAREL GRP. LTD.  COM       36237H101   2334      147834     SH          OTHER                             147834
GOLDLEAF FNCL SOLUTIONS  COM NEW   38144H208   2874      532304     SH          OTHER                             532304
HALOZYME THERAP. INC     COM       40637H109   9230      1000000    SH          OTHER                             1000000
HALOZYME THERAP. INC     COM       40637H109   9         1000       SH    PUT   OTHER                             1000
KMG CHEM. INC.           COM       482564101   3490      132100     SH          OTHER                             132100
LANDEC CORP.             COM       514766104   12047     898996     SH          OTHER                             898996
LANGER INC.              COM       515707107   207       38900      SH          OTHER                             38900
MIND CTI LTD.            ORD       M70240102   1334      478300     SH          OTHER                             478300
MOVIE STAR INC.          COM       624591103   252       100000     SH          OTHER                             100000
RAND LOGISTICS INC.      COM       752182105   1472      229924     SH          OTHER                             229924
ROSETTA RESCS INC        COM       777779307   489       22700      SH          OTHER                             22700
UNIFI INC.               COM       904677101   367       140000     SH          OTHER                             140000





==============================================================================



                               POWER OF ATTORNEY





The undersigned does hereby constitute and appoint Stephen J. Nelson, Mary

Anne Mayo, Beth N. Lowson and Joseph D. Zargari, each of The Nelson Law Firm,

LLC, White Plains Plaza, One North Broadway, Suite 712, White Plains, NY

10601, signing singly, with full power of substitution, as the true and lawful attorney of the undersigned, and authorizes and designates each of them to sign on behalf of the undersigned, and to file filings and any amendments thereto made by or on behalf of the undersigned in respect of the beneficial ownership of equity securities held by the undersigned, directly, indirectly or beneficially,  pursuant to Sections 13(d),  13(g) and 16 of the Securities

Exchange Act of 1934, as amended (the "Exchange Act"), and the rules and regulations thereunder.  The undersigned acknowledges that the foregoing attorneys-in-fact, in serving in such capacity at the request of the undersigned, are not assuming any of the undersigned's responsibilities to comply with Sections 13(d), 13(g) or 16 of the Exchange Act.



This Power of Attorney shall remain in full force and effect until withdrawn by the undersigned in a signed writing delivered to the foregoing attorneys-in-fact.



IN WITNESS WHEREOF, the undersigned has caused this Power of Attorney to be executed as of this 12th day of February, 2007.



						By: /s/ Joshua H. Landes

						    Joshua H. Landes